Property and Equipment	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Property and Equipment

Note 2 – Property and Equipment

Property and equipment as at December 31, 2011 and 2010 consisted of the following:

	2011	2010
Computer equipment	$54,124	$54,124
Less: Accumulated depreciation	(53,242)	(52,983)
Net Fixed Assets	$882	$1,141

Depreciation expense for the three months ended March 31, 2012 and 2011 was $59 and $53, respectively.